Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000146363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	10.61%	8.09%		7.32%
C000146364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	15.47%	8.55%		7.32%
C000190731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000146365
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000052969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	8.45%	5.36%		4.97%
C000052970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.22%	5.81%		4.95%
C000190730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000052971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Without Sales Load [Member] | C000146363
Average Annual Return [Line Items]
Average Annual Return, Percent	17.38%	9.38%		7.96%
Without Sales Load [Member] | C000146364
Average Annual Return [Line Items]
Average Annual Return, Percent	16.47%	8.55%		7.32%
Without Sales Load [Member] | C000190731
Average Annual Return [Line Items]
Average Annual Return, Percent	17.69%	9.69%	8.63%
Without Sales Load [Member] | C000146365
Average Annual Return [Line Items]
Average Annual Return, Percent	17.68%	9.66%		8.22%
Without Sales Load [Member] | C000052969
Average Annual Return [Line Items]
Average Annual Return, Percent	15.08%	6.61%		5.60%
Without Sales Load [Member] | C000052970
Average Annual Return [Line Items]
Average Annual Return, Percent	14.22%	5.81%		4.95%
Without Sales Load [Member] | C000190730
Average Annual Return [Line Items]
Average Annual Return, Percent	15.40%	6.92%	6.13%
Without Sales Load [Member] | C000052971
Average Annual Return [Line Items]
Average Annual Return, Percent	15.37%	6.87%		5.85%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	14.37%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	14.37%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		13.10%
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index
Average Annual Return, Percent	20.12%	6.88%		6.94%
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index
Average Annual Return, Percent	20.12%	6.88%		6.94%
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index
Average Annual Return, Percent	20.12%	6.88%	6.77%
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500 BuyWrite Index
Average Annual Return, Percent	20.12%	6.88%		6.94%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.16%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)		1.35%